CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash	$ 61,175	$ 153,483
Restricted cash	25,439	8,548
Loans receivable, net	497,534	349,120
Deferred income taxes	1,534	772
Income taxes receivable	16,741	3,455
Prepaid expenses and other	43,588	41,373
Property and equipment, net	76,750	85,551
Goodwill	119,281	121,647	$ 119,672
Other intangibles, net	29,784	28,667
Intercompany receivable	0	0
Investment in subsidiaries	0	0
Other	12,930	9,473
Assets from discontinued operations	34,861	57,642
Total Assets	919,617	859,731
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities	49,146	49,275
Deferred revenue	9,483	11,441
Income taxes payable	1,579	3,191
Accrued interest	20,904	25,467
Payable to CURO Holdings Corp.	0	0
CSO guarantee liability	12,007	17,795	17,052
Deferred rent	10,851	11,177
Long-term debt (excluding current maturities)	804,140	706,225
Subordinated stockholder debt	2,196	2,381
Intercompany payable	0	0
Other long-term liabilities	5,800	5,296
Deferred tax liabilities	13,730	10,860
Liabilities from discontinued operations	8,882	9,487
Total Liabilities	938,718	852,595
Stockholder’s equity	(19,101)	7,136	$ 40,855	$ (19,382)
Total Liabilities and Stockholders' Equity	919,617	859,731
Eliminations
Assets:
Cash	0	0
Restricted cash	0	0
Loans receivable, net	0	0
Deferred income taxes	0	0
Income taxes receivable	0	0
Prepaid expenses and other	0	0
Property and equipment, net	0	0
Goodwill	0	0
Other intangibles, net	0	0
Intercompany receivable	(77,009)	0
Investment in subsidiaries	101,665	84,889
Other	0	0
Assets from discontinued operations	32,455	0
Total Assets	57,111	84,889
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities	0	0
Deferred revenue	0	0
Income taxes payable	0	0
Accrued interest	0	0
Payable to CURO Holdings Corp.	0	0
CSO guarantee liability	0	0
Deferred rent	0	0
Long-term debt (excluding current maturities)	0	0
Subordinated stockholder debt	0	0
Intercompany payable	(44,554)	0
Other long-term liabilities	0	0
Deferred tax liabilities	0	0
Liabilities from discontinued operations	0	0
Total Liabilities	(44,554)	0
Stockholder’s equity	101,665	84,889
Total Liabilities and Stockholders' Equity	57,111	84,889
Subsidiaries
Assets:
Cash		80
Restricted cash		0
Loans receivable, net		0
Deferred income taxes		(238)
Income taxes receivable		3,455
Prepaid expenses and other		882
Property and equipment, net		0
Goodwill		0
Other intangibles, net		0
Intercompany receivable		0
Investment in subsidiaries		(84,889)
Other		0
Assets from discontinued operations		0
Total Assets		(80,710)
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities		1,454
Deferred revenue		0
Income taxes payable		0
Accrued interest		0
Payable to CURO Holdings Corp.		(89,300)
CSO guarantee liability		0
Deferred rent		0
Long-term debt (excluding current maturities)		0
Subordinated stockholder debt		0
Intercompany payable		0
Other long-term liabilities		0
Deferred tax liabilities		0
Liabilities from discontinued operations		0
Total Liabilities		(87,846)
Stockholder’s equity		7,136
Total Liabilities and Stockholders' Equity		(80,710)
Subsidiaries | Reportable Legal Entities
Assets:
Cash		153,403
Restricted cash		8,548
Loans receivable, net		349,120
Deferred income taxes		1,010
Income taxes receivable		0
Prepaid expenses and other		40,491
Property and equipment, net		85,551
Goodwill		121,647
Other intangibles, net		28,667
Intercompany receivable		0
Investment in subsidiaries		0
Other		9,473
Assets from discontinued operations		57,642
Total Assets		855,552
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities		47,821
Deferred revenue		11,441
Income taxes payable		3,191
Accrued interest		25,467
Payable to CURO Holdings Corp.		89,300
CSO guarantee liability		17,795
Deferred rent		11,177
Long-term debt (excluding current maturities)		706,225
Subordinated stockholder debt		2,381
Intercompany payable		0
Other long-term liabilities		5,296
Deferred tax liabilities		10,860
Liabilities from discontinued operations		9,487
Total Liabilities		940,441
Stockholder’s equity		(84,889)
Total Liabilities and Stockholders' Equity		855,552
Subsidiaries | Eliminations
Assets:
Cash		0
Restricted cash		0
Loans receivable, net		0
Deferred income taxes		0
Income taxes receivable		0
Prepaid expenses and other		0
Property and equipment, net		0
Goodwill		0
Other intangibles, net		0
Intercompany receivable		(40,351)
Investment in subsidiaries		(884,867)
Other		0
Assets from discontinued operations		0
Total Assets		(925,218)
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities		0
Deferred revenue		0
Income taxes payable		0
Accrued interest		0
Payable to CURO Holdings Corp.		0
CSO guarantee liability		0
Deferred rent		0
Long-term debt (excluding current maturities)		0
Subordinated stockholder debt		0
Intercompany payable		(40,351)
Other long-term liabilities		0
Deferred tax liabilities		0
Liabilities from discontinued operations		0
Total Liabilities		(40,351)
Stockholder’s equity		(884,867)
Total Liabilities and Stockholders' Equity		(925,218)
Subsidiary Guarantors | Reportable Legal Entities
Assets:
Cash		117,379
Restricted cash		1,677
Loans receivable, net		84,912
Deferred income taxes		(4,646)
Income taxes receivable		0
Prepaid expenses and other		38,277
Property and equipment, net		52,627
Goodwill		91,131
Other intangibles, net		5,418
Intercompany receivable		33,062
Investment in subsidiaries		0
Other		3,017
Assets from discontinued operations		0
Total Assets		422,854
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities		35,753
Deferred revenue		6,529
Income taxes payable		(18,450)
Accrued interest		0
Payable to CURO Holdings Corp.		(95,048)
CSO guarantee liability		17,795
Deferred rent		9,896
Long-term debt (excluding current maturities)		0
Subordinated stockholder debt		0
Intercompany payable		(124,332)
Other long-term liabilities		3,969
Deferred tax liabilities		(143)
Liabilities from discontinued operations		0
Total Liabilities		(164,031)
Stockholder’s equity		586,885
Total Liabilities and Stockholders' Equity		422,854
Subsidiary Guarantors | Reportable Legal Entities
Assets:
Cash	42,403
Restricted cash	9,993
Loans receivable, net	304,542
Deferred income taxes	0
Income taxes receivable	7,190
Prepaid expenses and other	37,866
Property and equipment, net	47,918
Goodwill	91,131
Other intangibles, net	8,418
Intercompany receivable	77,009
Investment in subsidiaries	0
Other	12,253
Assets from discontinued operations	0
Total Assets	638,723
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities	38,240
Deferred revenue	5,981
Income taxes payable	0
Accrued interest	149
Payable to CURO Holdings Corp.	768,345
CSO guarantee liability	12,007
Deferred rent	9,559
Long-term debt (excluding current maturities)	20,000
Subordinated stockholder debt	0
Intercompany payable	0
Other long-term liabilities	4,967
Deferred tax liabilities	15,175
Liabilities from discontinued operations	0
Total Liabilities	874,423
Stockholder’s equity	(235,700)
Total Liabilities and Stockholders' Equity	638,723
Subsidiary Non-Guarantors | Reportable Legal Entities
Assets:
Cash	18,772	36,024
Restricted cash	2,606	0
Loans receivable, net	56,805	96,502
Deferred income taxes	1,534	3,502
Income taxes receivable	0	0
Prepaid expenses and other	5,722	2,214
Property and equipment, net	28,832	32,924
Goodwill	28,150	30,516
Other intangibles, net	21,366	23,233
Intercompany receivable	0	0
Investment in subsidiaries	0	0
Other	677	743
Assets from discontinued operations	2,406	57,642
Total Assets	166,870	283,300
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities	5,734	9,437
Deferred revenue	3,462	4,912
Income taxes payable	1,579	2,077
Accrued interest	0	0
Payable to CURO Holdings Corp.	0	0
CSO guarantee liability	0	0
Deferred rent	1,292	1,281
Long-term debt (excluding current maturities)	0	0
Subordinated stockholder debt	2,196	2,381
Intercompany payable	224	40,351
Other long-term liabilities	833	1,327
Deferred tax liabilities	0	6,800
Liabilities from discontinued operations	8,882	9,487
Total Liabilities	24,202	78,053
Stockholder’s equity	142,668	205,247
Total Liabilities and Stockholders' Equity	166,870	283,300
SPV Subs | Reportable Legal Entities
Assets:
Cash		0
Restricted cash		6,871
Loans receivable, net		167,706
Deferred income taxes		0
Income taxes receivable		0
Prepaid expenses and other		0
Property and equipment, net		0
Goodwill		0
Other intangibles, net		0
Intercompany receivable		0
Investment in subsidiaries		0
Other		0
Assets from discontinued operations		0
Total Assets		174,577
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities		12
Deferred revenue		0
Income taxes payable		0
Accrued interest		1,266
Payable to CURO Holdings Corp.		0
CSO guarantee liability		0
Deferred rent		0
Long-term debt (excluding current maturities)		120,402
Subordinated stockholder debt		0
Intercompany payable		(84,001)
Other long-term liabilities		0
Deferred tax liabilities		0
Liabilities from discontinued operations		0
Total Liabilities		37,679
Stockholder’s equity		136,898
Total Liabilities and Stockholders' Equity		174,577
Canada SPV | Reportable Legal Entities
Assets:
Cash	0
Restricted cash	12,840
Loans receivable, net	136,187
Deferred income taxes	0
Income taxes receivable	0
Prepaid expenses and other	0
Property and equipment, net	0
Goodwill	0
Other intangibles, net	0
Intercompany receivable	0
Investment in subsidiaries	0
Other	0
Assets from discontinued operations	0
Total Assets	149,027
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities	4,980
Deferred revenue	40
Income taxes payable	0
Accrued interest	831
Payable to CURO Holdings Corp.	0
CSO guarantee liability	0
Deferred rent	0
Long-term debt (excluding current maturities)	107,479
Subordinated stockholder debt	0
Intercompany payable	44,330
Other long-term liabilities	0
Deferred tax liabilities	0
Liabilities from discontinued operations	0
Total Liabilities	157,660
Stockholder’s equity	(8,633)
Total Liabilities and Stockholders' Equity	149,027
CURO
Assets:
Cash	0
Restricted cash	0
Loans receivable, net	0
Deferred income taxes	0
Income taxes receivable	9,551
Prepaid expenses and other	0
Property and equipment, net	0
Goodwill	0
Other intangibles, net	0
Intercompany receivable	0
Investment in subsidiaries	(101,665)
Other	0
Assets from discontinued operations	0
Total Assets	(92,114)
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities	192
Deferred revenue	0
Income taxes payable	0
Accrued interest	19,924
Payable to CURO Holdings Corp.	(768,345)
CSO guarantee liability	0
Deferred rent	0
Long-term debt (excluding current maturities)	676,661
Subordinated stockholder debt	0
Intercompany payable	0
Other long-term liabilities	0
Deferred tax liabilities	(1,445)
Liabilities from discontinued operations	0
Total Liabilities	(73,013)
Stockholder’s equity	(19,101)
Total Liabilities and Stockholders' Equity	$ (92,114)
CFTC | Subsidiary Issuer | Reportable Legal Entities
Assets:
Cash		0
Restricted cash		0
Loans receivable, net		0
Deferred income taxes		0
Income taxes receivable		0
Prepaid expenses and other		0
Property and equipment, net		0
Goodwill		0
Other intangibles, net		16
Intercompany receivable		0
Investment in subsidiaries		(14,504)
Other		5,713
Assets from discontinued operations		0
Total Assets		(8,775)
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities		2,606
Deferred revenue		0
Income taxes payable		(49,738)
Accrued interest		24,201
Payable to CURO Holdings Corp.		184,348
CSO guarantee liability		0
Deferred rent		0
Long-term debt (excluding current maturities)		585,823
Subordinated stockholder debt		0
Intercompany payable		(668,536)
Other long-term liabilities		0
Deferred tax liabilities		(2,590)
Liabilities from discontinued operations		0
Total Liabilities		76,114
Stockholder’s equity		(84,889)
Total Liabilities and Stockholders' Equity		(8,775)
CURO Intermediate | Subsidiary Issuer | Reportable Legal Entities
Assets:
Cash		0
Restricted cash		0
Loans receivable, net		0
Deferred income taxes		2,154
Income taxes receivable		0
Prepaid expenses and other		0
Property and equipment, net		0
Goodwill		0
Other intangibles, net		0
Intercompany receivable		7,289
Investment in subsidiaries		899,371
Other		0
Assets from discontinued operations		0
Total Assets		908,814
Liabilities and Stockholder's equity:
Accounts payable and accrued liabilities		13
Deferred revenue		0
Income taxes payable		69,302
Accrued interest		0
Payable to CURO Holdings Corp.		0
CSO guarantee liability		0
Deferred rent		0
Long-term debt (excluding current maturities)		0
Subordinated stockholder debt		0
Intercompany payable		876,869
Other long-term liabilities		0
Deferred tax liabilities		6,793
Liabilities from discontinued operations		0
Total Liabilities		952,977
Stockholder’s equity		(44,163)
Total Liabilities and Stockholders' Equity		$ 908,814